Commitments, Contingencies And Guarantees (Tables)	12 Months Ended
Mar. 31, 2012
Commitments, Contingencies And Guarantees [Abstract]
Commitments Outstanding

	Millions of yen
	March 31
	2011	2012
Commitments to extend credit	¥264,736	¥332,009
Commitments to invest in partnerships	38,008	28,825
Commitments to purchase aircraft	77,928	52,411

Maturities Of Commitments

	Millions of yen
	Total contractual amount	Years to Maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit	¥332,009	¥81,515	¥48,052	¥147,354	¥55,088
Commitments to invest in partnerships	28,825	15,155	7,961	971	4,738
Commitments to purchase aircraft	52,411	25,727	26,684	—	—

Information On Derivative Contracts

	Millions of yen
	March 31
	2011		2012
	Carrying value	Maximum potential payout / Notional Total	Carrying value	Maximum potential payout / Notional Total
Derivative contracts(1)(2)	¥3,539,472	¥101,555,634	¥3,997,315	¥107,572,427
Standby letters of credit and other guarantees(3)	267	8,512	264	21,674

(1)	Credit derivatives are disclosed in Note 3 “Derivative instruments and hedging activities” and are excluded from “Derivative Contracts”.
(2)	Derivative contracts primarily consist of equity contracts, interest rate contracts and foreign exchange contracts.
(3)	Collateral held in connection with standby letters of credit and other guarantees as of March 31, 2011 was ¥6,761 million and as of March 31, 2012 is ¥6,377 million.

Schedule Of Maturity Information Of Derivative Contracts

	Millions of yen
		Maximum potential payout/Notional
			Years to Maturity
	Carrying value	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥3,997,315	¥107,572,427	¥37,525,420	¥22,496,226	¥12,868,744	¥34,682,037
Standby letters of credit and other guarantees	264	21,674	12,919	138	212	8,405